NATIONWIDE VARIABLE INSURANCE TRUST
NVIT American Funds Global Growth Fund

Supplement dated January 23, 2026
to the Summary Prospectus dated April 30, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, the table under the section entitled “Portfolio Managers” on page 4 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service
Patrice Collette	Partner – Capital World Investors, a division of Capital Research	Since 2015
Matt Hochstetler	Partner – Capital World Investors, a division of Capital Research	Since 2023
Barbara Burtin	Partner – Capital World Investors, a division of Capital Research	Since 2025
Jason B. Smith	Partner – Capital World Investors, a division of Capital Research	Since 2024
Mathews Cherian	Partner – Capital World Investors, a division of Capital Research	Since 2026

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE